Off-balance Sheet Commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 1,452	€ 1,507	€ 1,567
Irrevocable purchase commitments given	5,500
Irrevocable purchase commitments received	(181)
Research and development license agrrements - commitments related to R and D and other commitments	951	1,572
Research and development license agrrements - potential milestone payments	1,907	2,072
Joint ventures [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	127
Irrevocable purchase commitments given	€ 1,207
Suppliers [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Irrevocable purchase commitments given		4,192
Irrevocable purchase commitments received		€ (229)